CONSOLIDATED STATEMENT OF COMPREHENSIVE OPERATIONS (Unaudited) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)	$ (50,628)	$ (75,577)
Other comprehensive loss:
Change in foreign currency translation	(22)	(120)	145	(78)
Total other comprehensive loss	(22)	(120)	145	(78)
Comprehensive income (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock	$ 3,291	$ (20,380)	$ (50,483)	$ (75,655)